VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
VIE borrowings under revolving credit facilities and other similar borrowings	$ 49,168	$ 27,380	$ 82,404
JGW-S III | Variable funding note facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
VIE borrowings under revolving credit facilities and other similar borrowings	12,050	183	14,211
JGW II | Credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
VIE borrowings under revolving credit facilities and other similar borrowings			29,979
JGW IV | Credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
VIE borrowings under revolving credit facilities and other similar borrowings	10,231	4,171
Maximum borrowing capacity		200,000
JGW V | Multi-tranche and lender credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
VIE borrowings under revolving credit facilities and other similar borrowings	11,763	5,530
Peach One | Credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
VIE borrowings under revolving credit facilities and other similar borrowings	15,124	17,527	7,737
SRF7 | Credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
VIE borrowings under revolving credit facilities and other similar borrowings			30,406
Skolvus 1 GMbh & Co. KG | Life settlements financing facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
VIE borrowings under revolving credit facilities and other similar borrowings		(31)	71
VIE | Revolving credit facilities and other similar borrowings
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Interest expense related to borrowings		9,327	5,872
Weighted average interest rate on outstanding borrowings (as a percent)		4.49%	5.55%
VIE | JGW-S III | Variable funding note facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Maximum borrowing capacity	100,000	100,000	100,000
Interest payable monthly (as a percent)	9.00%	9.00%	9.00%
Revolving period	2 years	2 years	2 years
Amortization period	18 months	18 months	18 months
Unused line fee (as a percent)	1.00%	1.00%	1.00%
VIE | JGW II | Credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Maximum borrowing capacity		250,000	250,000
Unused line fee (as a percent)		0.75%	0.75%
Interest rate (as a percent)		5.21%	5.21%
VIE | JGW II | Credit facility | LIBOR
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Variable interest rate basis			LIBOR
Margin added to variable interest rate basis (as a percent)			5.00%
VIE | JGW IV | Credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Maximum borrowing capacity	200,000	200,000
Unused line fee (as a percent)	0.50%	0.50%
Variable interest rate basis	LIBOR	LIBOR
Margin added to variable interest rate basis (as a percent)	5.00%	5.00%
VIE | JGW IV | Credit facility | Minimum
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Interest rate floor (as a percent)	5.00%	5.00%
VIE | JGW V | Multi-tranche and lender credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Maximum borrowing capacity	300,000	275,000
Unused line fee (as a percent)	0.625%	0.75%
VIE | JGW V | Multi-tranche and lender credit facility | Tranche A | LIBOR
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Variable interest rate basis	LIBOR	LIBOR
Interest rate (as a percent)	3.18%	3.71%
Margin added to variable interest rate basis (as a percent)	3.00%	3.50%
VIE | JGW V | Multi-tranche and lender credit facility | Tranche A | Commercial Paper rate
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Variable interest rate basis	Commercial Paper rate	Commercial Paper rate
Interest rate (as a percent)	3.29%	3.90%
Margin added to variable interest rate basis (as a percent)	3.00%	3.50%
VIE | JGW V | Multi-tranche and lender credit facility | Tranche B
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Variable interest rate basis	LIBOR	LIBOR
Interest rate (as a percent)	5.68%	6.21%
Margin added to variable interest rate basis (as a percent)	5.50%	6.00%
VIE | Peach One | Credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Maximum borrowing capacity	40,000	40,000	40,000
Unused line fee (as a percent)	0.50%	0.50%	0.50%
Interest rate floor (as a percent)	4.50%	4.50%	4.50%
Variable interest rate basis	prime rate	prime rate	prime rate
Interest rate (as a percent)	4.50%	4.50%
Margin added to variable interest rate basis (as a percent)	1.00%	1.00%	1.00%
VIE | SRF7 | Credit facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Maximum borrowing capacity			$ 100,000
Unused line fee (as a percent)			0.75%
Interest rate (as a percent)			3.88%
VIE | SRF7 | Credit facility | Commercial Paper rate
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Variable interest rate basis			Commercial Paper rate
Margin added to variable interest rate basis (as a percent)			3.50%
VIE | Skolvus 1 GMbh & Co. KG | Life settlements financing facility
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings
Variable interest rate basis		three-month Euribor	three-month Euribor
Interest rate (as a percent)		7.49%	7.49%
Margin added to variable interest rate basis (as a percent)		7.30%	7.30%